Revenue - Schedule of Revenue from the Transfer of Goods and Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 74,674,030	$ 64,694,991	$ 22,408,808
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	15,361	149,669	10,123,004
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	74,658,669	64,545,322	12,285,804
Hardware [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		62,363	5,536,162
Hardware [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		62,363	5,536,162
Hardware [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue
Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	15,361	87,306	4,586,842
Software [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	15,361	87,306	4,586,842
Software [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	74,658,669	64,545,322	12,285,804
Service [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue
Service [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	74,658,669	64,545,322	12,285,804
Customer Contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	74,674,030	64,694,991	22,408,808
Customer Contracts [Member] | Hardware [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		62,363	5,536,162
Customer Contracts [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	15,361	87,306	4,586,842
Customer Contracts [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	74,658,669	64,545,322	12,285,804
Total Revenue Streams [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	104,483,041	76,432,059	23,385,127
Total Revenue Streams [Member] | Hardware [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	1,926	101,702	5,690,577
Total Revenue Streams [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	15,361	173,123	4,586,842
Total Revenue Streams [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	104,465,754	76,157,234	13,107,708
Inter-Revenue Streams [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	(29,809,011)	(11,737,068)	(976,319)
Inter-Revenue Streams [Member] | Hardware [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	(1,926)	(39,339)	(154,415)
Inter-Revenue Streams [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		(85,817)
Inter-Revenue Streams [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ (29,807,085)	$ (11,611,912)	$ (821,904)